THE ADVISORS' INNER CIRCLE FUND (THE "TRUST")

                 RICE HALL JAMES MID CAP PORTFOLIO (THE "FUND")

                   SUPPLEMENT DATED DECEMBER 31, 2014 TO THE
  SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (THE
                        "SAI"), EACH DATED MARCH 1, 2014

 THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED
      IN THE SUMMARY PROSPECTUS, PROSPECTUS AND SAI, AND SHOULD BE READ IN
          CONJUNCTION WITH THE SUMMARY PROSPECTUS, PROSPECTUS AND SAI.

             IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

     On or around March 2, 2015, in connection with a shift in the Fund's investment focus from equity securities of mid-cap companies to equity securities of small- and mid-cap companies, the name, investment objective and 80% investment policy of the Fund will change as follows:

---------------------------------------------------------------------------------------------------------------------
                                         CURRENT                                      NEW
---------------------------------------------------------------------------------------------------------------------
NAME                       Rice Hall James Mid Cap Portfolio              Rice Hall James SMID Cap Portfolio
---------------------------------------------------------------------------------------------------------------------
INVESTMENT OBJECTIVE       The Fund seeks maximum capital                 The Fund seeks maximum capital
                           appreciation, consistent with reasonable       appreciation, consistent with reasonable
                           risk to principal, by investing primarily      risk to principal, by investing primarily
                           in mid-market capitalization (mid-cap)         in small- and mid-market capitalization
                           companies.                                     (small- and mid-cap) companies.
---------------------------------------------------------------------------------------------------------------------
80% INVESTMENT POLICY      Under normal circumstances, the Fund           Under normal circumstances, the Fund
                           invests at least 80% of its net assets,        invests at least 80% of its net assets,
                           plus the amount of any borrowings for          plus the amount of any borrowings for
                           investment purposes, in equity                 investment purposes, in equity
                           securities of mid-cap companies.               securities of small- and mid-cap
                                                                          companies.
---------------------------------------------------------------------------------------------------------------------

     The Fund's new investment objective and 80% investment policy will subject it to the risks of investing in equity securities of small- and mid-cap companies, including increased volatility and lack of liquidity.

     More information about the new strategies and risks of the Fund will be available in the Fund's Summary Prospectus, Prospectus and SAI, each dated March 1, 2015.



              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.




                                                                 RHJ-SK-009-0100